UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31, 2000
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       /s/ Gregory D/Amico             Knoxville, Tennessee         1/18/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         110
                                             -------------------------

Form 13F Information Table Value Total:      $  451,208
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
ACTIVE POWER                    COM       00504W100       1710     77950    SH             SOLE                 77950
ADOBE SYS                       COM       00724F101       2712     46600    SH             SOLE                 46600
ADVANCED POWER TECHNOLOGY       COM       00761E108        631     50000    SH             SOLE                 50000
AES CORP                        COM       00130H105      14058    253875    SH             SOLE                253875
AETHER SYSTEMS                  COM       00808V105        823     21025    SH             SOLE                 21025
AGIL SOFTWARE                   COM       00846X105       2469     50000    SH             SOLE                 50000
AGILENT TECH                    COM       00846U101        548     10000    SH             SOLE                 10000
AKAMAI TECHNOLOGIES             COM       00971T101         33      1585    SH             SOLE                  1585
AMDOCS                          COM       G02602103       3693     55740    SH             SOLE                 55740
AMERICAN SUPERCONDUCTOR         COM       030111108          3       100    SH             SOLE                   100
ANALOG DEVICES                  COM       032654105        395      7725    SH             SOLE                  7725
APPLIED MICRO CIRCUITS          COM       03882W109       6145     81885    SH             SOLE                 81885
ARIBA                           COM       04033V104       3537     65955    SH             SOLE                 65955
ASTRO POWER                     COM       04644A101       1100     35075    SH             SOLE                 35075
AVANEX CORP                     COM       05348W109       4065     68248    SH             SOLE                 68248
BALLARD PWR SYS                 COM       05858H104          2        25    SH             SOLE                    25
BROADCOM CORP                   COM       111320107       7043     83850    SH             SOLE                 83850
BROADVISION                     COM       111412102         37      3100    SH             SOLE                  3100
BROCADE COMMS                   COM       111621108       5549     60435    SH             SOLE                 60435
CALIFORNIA WTR SVC              COM       130788102       1625     60200    SH             SOLE                 60200
CALIPER TECH                    COM       130876105       1951     41500    SH             SOLE                 41500
CALPINE CORP                    COM       131347106      36654    813400    SH             SOLE                813400
CAPSTONE TURBINE                COM       14067D102       3588    128130    SH             SOLE                128130
CIENA CORP                      COM       171779101       4002     49250    SH             SOLE                 49250
CISCO SYS                       COM       17275R102         38      1000    SH             SOLE                  1000
CLARENT CORP                    COM       180461105        462     40800    SH             SOLE                 40800
CLECO CORP NEW                  COM       12561W105       4978     90925    SH             SOLE                 90925
COMMERCE ONE                    COM       200693109       1627     64290    SH             SOLE                 64290
COMVERSE TECH                   COM       205862402       2464     22685    SH             SOLE                 22685
CONEXANT SYSTEMS                COM       207142100        308     20000    SH             SOLE                 20000
CORNING INC                     COM       219350105       1162     22000    SH             SOLE                 22000
CORVIS                          COM       221009103       2113     88740    SH             SOLE                 88740
COVAD COMMS                     COM       222814204        327    197650    SH             SOLE                197650
COX COMMS                       COM       224044107        931     20000    SH             SOLE                 20000
CREE INC                        COM       225447101       4741    133425    SH             SOLE                133425
CRITICAL PATH                   COM       22674V100       1850     60175    SH             SOLE                 60175
DOMINION RES                    COM       25746U109      19740    294625    SH             SOLE                294625
DPL INC                         COM       233293109       7539    227150    SH             SOLE                227150
DUKE ENERGY                     COM       264399106      18145    212850    SH             SOLE                212850
DYNEGY                          COM       26816Q101      10491    187125    SH             SOLE                187125
E M C CORP                      COM       268648102      10207    153495    SH             SOLE                153495
EBAY                            COM       278642103       1059     32100    SH             SOLE                 32100
EFFICIENT                       COM       282056100       1186     83250    SH             SOLE                 83250
EL PASO ENERGY                  COM       283905107       8604    120125    SH             SOLE                120125
ENRON CORP                      COM       293561106      15205    182915    SH             SOLE                182915
EXELON                          COM        30161N10      16917    240950    SH             SOLE                240950
EXODUS COMMS                    COM       302088109       3717    185870    SH             SOLE                185870
FLEETBOSTON FINANCIAL           COM       339030108       2254     60000    SH             SOLE                 60000
FLEXTRONICS                     COM       Y2573F102       1596     56000    SH             SOLE                 56000
FUEL CELL ENERGY                COM       35952H106       3446     50255    SH             SOLE                 50255
GEMSTAR-TV GUIDE                COM       G3788V106        923     20000    SH             SOLE                 20000
GLOBAL CROSSING                 COM       G3921A100       3663    255935    SH             SOLE                255935
H POWER                         COM       40427A108        384     50000    SH             SOLE                 50000
HISPANIC BROADCASTING           COM       43357B104       1299     50925    SH             SOLE                 50925
I2 TECHNOLOGIES                 COM       465754109       3103     57070    SH             SOLE                 57070
INTERNATIONAL RECTIFIER         COM       460254105       1620     54000    SH             SOLE                 54000
INTERWOVEN                      COM       46114T102       6111     92675    SH             SOLE                 92675
JDS UNIPHASE                    COM       46612J101       8623    206855    SH             SOLE                206855
JUNIPER NETWORKS                COM       48203R104       8112     64350    SH             SOLE                 64350
KEYSPAN CORP                    COM       49337W100       1695     40000    SH             SOLE                 40000
KOPIN                           COM       500600101       4720    426625    SH             SOLE                426625
LEVEL 3 COMMS                   COM       52729N100       3546    108075    SH             SOLE                108075
MCDATA CORP                     COM       580031102       5195     94890    SH             SOLE                 94890
MDU RESOURCES                   COM       552690109       1625     50000    SH             SOLE                 50000
METROMEDIA FIBER                COM       591689104       2357    232825    SH             SOLE                232825
MICROMUSE                       COM       595094103       4693     77750    SH             SOLE                 77750
MICROVISION                     COM       594960106        368     21000    SH             SOLE                 21000
MOLECULAR DEVICES               COM       60851C107       2840     41500    SH             SOLE                 41500
NETWORK APPLIANCE               COM       64120L104       6716    104625    SH             SOLE                104625
NEXTEL COMMS                    COM       65332V103       5924    239350    SH             SOLE                239350
NICOR INC                       COM       654086107       4319    100000    SH             SOLE                100000
NISOURCE                        COM       65473P105       8194    266475    SH             SOLE                266475
NORTEL NETWORKS                 COM       656568102        326     10157    SH             SOLE                 10157
NORTH FORK BANCORP              COM       659424105       2526    102850    SH             SOLE                102850
NRG ENERGY                      COM       529377102       4476    160925    SH             SOLE                160925
NSTAR                           COM       67019E107         80      1875    SH             SOLE                  1875
NUANCE COMMS                    COM       669967101        920     21325    SH             SOLE                 21325
ONI SYSTEMS                     COM       68273F103       2103     53150    SH             SOLE                 53150
ORACLE CORP                     COM       68389X105       2354     81000    SH             SOLE                 81000
PORTAL SOFTWARE                 COM       736126103        394     50200    SH             SOLE                 50200
POWER ONE                       COM       739308104       1966     50000    SH             SOLE                 50000
QLOGIC                          COM       747277101       3454     44860    SH             SOLE                 44860
QWEST COMMS                     COM       749121109       4746    116100    SH             SOLE                116100
REALNETWORKS                    COM       75605L104       1312    151000    SH             SOLE                151000
RELIANT ENERGY                  COM       75952J108      12845    296575    SH             SOLE                296575
RF MICRODEVICES                 COM       749941100      10503    382800    SH             SOLE                382800
SANDISK CORP                    COM       80004C101       6802    245110    SH             SOLE                245110
SDL INC                         COM       784076101       2690     18150    SH             SOLE                 18150
SIEBEL SYSTEMS                  COM       826170102       4982     73670    SH             SOLE                 73670
SILICON STORAGE                 COM       827057100       3123    264400    SH             SOLE                264400
SOUTHERN CO                     COM       842587107       8344    250950    SH             SOLE                250950
SOUTHERN ENERGY                 COM       842816100       1702     60125    SH             SOLE                 60125
SPRINT CORP PCS                 COM       852061506       5174    253150    SH             SOLE                253150
STORAGE NETWORKS                COM       86211E103       1419     57200    SH             SOLE                 57200
SUN MICROSYSTEMS                COM       866810104       4686    168125    SH             SOLE                168125
SYCAMORE NETWORKS               COM       871206108       2493     66925    SH             SOLE                 66925
TERAYON COMMS                   COM       880775101        122     30000    SH             SOLE                 30000
TRANSMETA CORP                  COM       89376R109       1175     50000    SH             SOLE                 50000
TRIQUINT SEMICONDUCTOR          COM       89674K103       1813     41500    SH             SOLE                 41500
TRUSTCO BK CORP                 COM       898349105        561     45991    SH             SOLE                 45991
TUMBLEWEED COMMS                COM       899690101       5720    334325    SH             SOLE                334325
UNIVERSAL DISPLAY               COM       91347P105        180     25000    SH             SOLE                 25000
VERISIGN                        COM       92343E102       7511    101240    SH             SOLE                101240
VERITAS SOFTWARE                COM       923436109       6465     73880    SH             SOLE                 73880
VERTICALNET INC                 COM       92532L107          7      1000    SH             SOLE                  1000
VIGNETTE CORP                   COM       926734104          2       125    SH             SOLE                   125
VITRIA TECHNOLOGY               COM       92849Q104          3       400    SH             SOLE                   400
WEBMETHODS                      COM       94768C108       4025     45255    SH             SOLE                 45255
XILINX                          COM       983919101       4683    101525    SH             SOLE                101525
YAHOO                           COM       984332106         15       500    SH             SOLE                   500
REPORT SUMMARY           110 DATA RECORDS             $451,208                      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

